Leases (Tables)	12 Months Ended
Dec. 31, 2015
LEASES [Abstract]
Future Minimum Revenues, net of Commissions

Amount
2016	$ 148,102
2017	57,771
2018	23,235
2019	22,515
2020	11,088

Total minimum revenue, net of commissions	$ 262,711

Future Minimum Commitments for Office Space, net of Commissions

Amount
2016	$ 960
2017	595
2018	245
2019	104
2020	90

Total	$ 1,994